Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long Term Debt Maturities

Long-term debt consists of the following at March 31, 2026 and December 31, 2025:

	2026	2025

The Company entered into a $863,607 mortgage note payable, securitized by the Company’s real estate and cross-collateralized with all Company assets, with M&T Bank, requiring monthly installments of $7,389, including interest at a fixed rate of 6.13%. The note matures in February 2029.	$789,074	$799,052

The Company entered into a $1,064,000 term note payable with the U.S. Small Business Administration, requiring monthly installments of $6,652, including fees and interest at a fixed rate of 2.22%. The note matures in June 2036. The note is secured by certain assets of the Company and a personal guaranty of the Company’s stockholder.	603,369	616,440

The Company entered into a $1,268,732 Stockholder Loan, the proceeds of which were applied to pay down the M&T term notes above. The note is subject to an M&T Bank subordination agreement which may limit any repayments. The note amortization calls for monthly payments of $40,031.03 at 6.95% effective annual rate and matures on October 31, 2028. On February 28, 2026, the Company borrowed an additional $200,000 from the same stockholder with identical terms, other than the second loan matures on January 31, 2029.	1,468,733	1,268,732

Total Long-Term Debt	2,861,176	2,684,224

Less: Unamortized Debt Issuance Costs	50,921	55,091

Long-Term Debt, Less Unamortized Debt Issuance Costs	2,810,255	2,629,133

Less: Current Maturities	558,116	499,853

Long-Term Debt	$2,252,139	$2,129,280

	2025	2024

The Company entered into a $863,607 mortgage note payable, securitized by the Company’s real estate and cross-collateralized with all Company assets, with M&T Bank, requiring monthly installments of $7,389, including interest at a fixed rate of 6.13%. The note matures in February 2029.	$799,052	$836,815

The Company entered into a $236,781 term note payable with M&T Bank, requiring monthly principal installments of $3,385, plus interest at a fixed rate of 6.05%. The note matures in March 2029. This note was paid off in November of 2025 as part of a modification to the M&T debt package.	-	205,829

The Company entered into a $1,775,000 term note payable with M&T Bank, requiring monthly principal installments of $34,886 plus interest at a fixed rate of 6.59%. The note matures in November 2028. This note was paid off in November of 2025 as part of a modification to the M&T debt package.	-	1,436,662

The Company entered into a $1,064,000 term note payable with the U.S. Small Business Administration, requiring monthly installments of $6,652, including fees and interest at a fixed rate of 2.22%. The note matures in June 2036. The note is secured by certain assets of the Company and a personal guaranty of the Company’s stockholder.	616,440	668,006

The Company entered into a $1,268,732 Stockholder Loan, The proceeds of which were applied to pay down the M&T term notes above. The note is subject to an M&T Bank subordination agreement which may limit any repayments. The note amortization calls for monthly payments of $40,031.03 at 6.95% effective annual rate and matures in 10/31/2028.	1,268,732	-

Total Long-Term Debt	2,684,224	3,147,312

Less: Unamortized Debt Issuance Costs	55,091	64,758

Long-Term Debt, Less Unamortized Debt Issuance Costs	2,629,133	3,082,554

Less: Current Maturities	499,853	467,742

Long-Term Debt	$2,129,280	$2,614,812

Schedule of Long Term Future Debt Maturities	At March 31, 2026, the future debt maturities are as follows:
December 31, 2026	$413,981
2027	590,334
2028	733,808
2029	105,525
2030	109,886
Thereafter	907,642
Total	$2,861,176
At December 31, 2025, the future debt maturities are as follows:
December 31, 2026	$535,615
2027	534,940
2028	489,977
2029	105,275
2030	109,621
Thereafter	908,796
Total	$2,684,224